SEGMENT INFORMATION - SCHEDULE OF RECONCILIATION OF ADJUSTED EBITDA TO OPERATING INCOME (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Other Significant Reconciling Item
Adjusted EBITDA	$ 64,586				$ 33,250					$ 278,667	$ 273,448	$ 271,231
Stock-based compensation expense	(17,498)				(6,299)					(50,083)	(20,851)	(12,228)
Depreciation	(6,487)				(7,045)					(25,983)	(25,547)	(20,202)
Amortization of intangibles	(8,252)				(3,877)					(20,101)	(11,395)	(17,125)
Acquisition-related contingent consideration fair value adjustments	(3,161)				11,011					11,056	12,912	(343)
Operating income (loss)	29,188	$ 67,638	$ 58,356	$ 40,522	27,040	$ 67,538	$ 62,868	$ 57,465	$ 40,696	193,556	228,567	221,333
Interest expense—third party	(20,431)				0					(18,049)	0	0
Interest expense—related party	0				(2,179)					(8,009)	(25,541)	(34,307)
Other income, net	3,607				9,307					11,887	12,610	217
Earnings before income taxes	12,364				34,168					179,385	215,636	187,243
Income tax provision	(5,145)				(8,288)					(58,898)	(67,277)	(60,616)
Net earnings	7,219	35,739	35,437	23,431	25,880	48,350	51,059	29,102	19,848	120,487	148,359	126,627
Net earnings attributable to noncontrolling interests	(67)				326					(104)	(595)	(1,624)
Net earnings attributable to Match Group, Inc. shareholders	7,152	$ 35,593	$ 35,259	$ 23,325	26,206	$ 48,277	$ 50,844	$ 28,925	$ 19,718	120,383	147,764	125,003
Operating Segments | Dating
Segment Reporting, Other Significant Reconciling Item
Adjusted EBITDA	67,274				37,864					284,554	289,287	277,463
Stock-based compensation expense	(17,448)				(6,010)					(49,401)	(19,543)	(11,718)
Depreciation	(5,751)				(4,589)					(19,791)	(21,502)	(19,991)
Amortization of intangibles	(6,728)				(2,211)					(13,437)	(7,429)	(15,138)
Acquisition-related contingent consideration fair value adjustments	(3,161)				11,011					11,056	12,912	(343)
Operating income (loss)	34,186				36,065					212,981	253,725	230,273
Operating Segments | Non-dating
Segment Reporting, Other Significant Reconciling Item
Adjusted EBITDA	(2,688)				(4,614)					(5,887)	(15,839)	(6,232)
Stock-based compensation expense	(50)				(289)					(682)	(1,308)	(510)
Depreciation	(736)				(2,456)					(6,192)	(4,045)	(211)
Amortization of intangibles	(1,524)				(1,666)					(6,664)	(3,966)	(1,987)
Acquisition-related contingent consideration fair value adjustments	0				0					0	0	0
Operating income (loss)	$ (4,998)				$ (9,025)					$ (19,425)	$ (25,158)	$ (8,940)